Condensed Consolidated Statements of Member Capital (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax on currency translation adjustment	$ 0	$ 0	$ 0	$ 0	$ 0